MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Marketable securities	R$ 12,595,054	R$ 7,758,329
Current	12,337,762	7,508,275
Non-Current	257,292	250,054
Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	4,645,174	5,363,662
Foreign
MARKETABLE SECURITIES
Marketable securities	7,949,880	2,394,667
Private Funds | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 782,687	17,120
Private Funds | CDI | Domestic (Brazil)
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	106.55%
Public titles measured at fair value through profit or loss | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 517,760	637,616
Public titles measured at fair value through profit or loss | CDI | Domestic (Brazil)
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	101.71%
Private Securities (CDBs) | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 3,085,464	4,456,828
Private Securities (CDBs) | CDI | Domestic (Brazil)
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.94%
Private Securities (CDBs) - Escrow Account | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 257,292	250,054
Private Securities (CDBs) - Escrow Account | CDI | Domestic (Brazil)
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.70%
Time Deposits | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 7,898,615	2,376,369
Average yield p.a. %	2.50%
Other | Domestic (Brazil)
MARKETABLE SECURITIES
Marketable securities	R$ 1,971	2,044
Other | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 51,265	R$ 18,298
Average yield p.a. %	2.86%